Subsidiaries_The Condensed Financial Information Of Major Subsidiaries(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 329,765,927		₩ 307,066,370
Liabilities		304,442,493		283,741,368
Equity		25,323,434		23,325,002
Operating income(Revenue)		19,291,294		17,866,478
Profit(loss) for the period		2,174,705		964,256
Total comprehensive income for the period	[1]	₩ 2,357,936		₩ 958,312
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[2]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 37,351,680		₩ 32,382,795
Liabilities		32,936,024		28,198,439
Equity		4,415,656		4,184,356
Operating income(Revenue)		5,974,054		2,444,185
Profit(loss) for the period		271,701		(93,428)
Total comprehensive income for the period	[1]	₩ 236,587		₩ (65,689)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[2],[3]	Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger. Profit(loss) is based on the amount of Hyundai Securities Co., Ltd. after it is included in the consolidation scope (October 2016) and the amount of KB Investment & Securities Co., Ltd. for the period	[4]
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 17,658,310		₩ 15,772,036
Liabilities		13,616,481		11,807,038
Equity		4,041,829		3,964,998
Operating income(Revenue)		3,326,048		3,017,568
Profit(loss) for the period		296,831		317,103
Total comprehensive income for the period	[1]	₩ 326,887		₩ 331,023
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[2]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 32,351,778
Liabilities		29,128,747
Equity		3,223,031
Operating income(Revenue)		8,740,682
Profit(loss) for the period		330,286
Total comprehensive income for the period	[1]	₩ 320,756
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[2],[3]	Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 9,125,741		₩ 8,887,413
Liabilities		8,586,328		8,337,849
Equity		539,413		549,564
Operating income(Revenue)		1,331,105		1,480,979
Profit(loss) for the period		21,086		12,714
Total comprehensive income for the period	[1]	₩ (10,151)		₩ (33,269)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[2]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 201,481		₩ 170,781
Liabilities		44,860		16,605
Equity		156,621		154,176
Operating income(Revenue)		117,746		127,435
Profit(loss) for the period		52,022		58,756
Total comprehensive income for the period	[1]	₩ 52,176		₩ 57,503
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[2]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 8,743,672		₩ 7,428,372
Liabilities		7,803,920		6,640,305
Equity		939,752		788,067
Operating income(Revenue)		588,253		473,253
Profit(loss) for the period		120,797		96,785
Total comprehensive income for the period	[1]	₩ 120,628		₩ 96,740
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[3]	Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.	[2]	The amount includes the fair value adjustments due to the merger.
KB Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 1,158,829		₩ 1,078,130
Liabilities		960,812		895,921
Equity		198,017		182,209
Operating income(Revenue)		79,428		65,938
Profit(loss) for the period		21,150		10,319
Total comprehensive income for the period	[1]	21,329		9,897
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		246,685		216,687
Liabilities		47,355		33,713
Equity		199,330		182,974
Operating income(Revenue)		76,700		65,230
Profit(loss) for the period		36,408		29,270
Total comprehensive income for the period	[1]	36,356		29,636
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		355,763		315,878
Liabilities		218,671		168,491
Equity		137,092		147,387
Operating income(Revenue)		41,150		49,425
Profit(loss) for the period		(4,954)		6,170
Total comprehensive income for the period	[1]	₩ (7,295)		₩ 2,388
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[2]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Credit Information Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 26,121		₩ 27,973
Liabilities		10,979		7,647
Equity		15,142		20,326
Operating income(Revenue)		31,737		37,271
Profit(loss) for the period		(5,316)		43
Total comprehensive income for the period	[1]	(5,185)		126
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		41,945		27,037
Liabilities		27,240		12,655
Equity		14,705		14,382
Operating income(Revenue)		117,946		76,394
Profit(loss) for the period		945		613
Total comprehensive income for the period	[1]	₩ 323		₩ 722

[1]	Attributable to shareholders of the Parent Company.
[2]	Financial information is based on its consolidated financial statements.
[3]	The amount includes the fair value adjustments due to the merger.
[4]	Profit(loss) is based on the amount of Hyundai Securities Co., Ltd. after it is included in the consolidation scope (October 2016) and the amount of KB Investment?& Securities Co., Ltd. for the period